Document and Entity Information	Sep. 09, 2020
Cover [Abstract]
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0000216228
Document Type	8-K
Document Period End Date	Sep. 09, 2020
Entity Registrant Name	ITT INC.
Entity Incorporation State Country Code	IN
Entity File Number	001-05672
Entity Tax Identification Number	81-1197930
Entity Address, Address Line One	1133 Westchester Avenue
Entity Address, City or Town	White Plains
Entity Address, Postal Zip Code	10604
City Area Code	(914)
Local Phone Number	641-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $1 per share
Trading Symbol	ITT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false